DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Outstanding Debt

The following is a summary of outstanding debt (in thousands):

	December 31,
	2023	2022
2014 Credit Facilities:
First Lien Term Loan (due May 2025)	$2,243,784	$2,305,916
Zuffa Credit Facilities:
Zuffa First Lien Term Loan (due April 2026)	2,728,766	2,759,767
Other debt (3.25%-14.50% Notes due at various dates through 2033)	88,614	153,490
Total principal	5,061,164	5,219,173
Unamortized discount	(11,192)	(17,523)
Unamortized issuance costs	(21,661)	(33,104)
Total debt	5,028,311	5,168,546
Less: current portion	(58,894)	(88,309)
Total long-term debt	$4,969,417	$5,080,237

Schedule of Maturities of Debt

The Company will be required to repay the following principal amounts in connection with its debt obligations (in thousands):

Years Ending
December 31,
2024	$75,388
2025	2,254,990
2026	2,674,727
2027	5,419
2028	37,239
Thereafter	13,401
Total	$5,061,164